SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical) - USD ($)																																								1 Months Ended					3 Months Ended			6 Months Ended			12 Months Ended
		Jul. 02, 2024	Jun. 30, 2024		May 31, 2024	May 30, 2024	Dec. 31, 2023		Dec. 25, 2023	Nov. 08, 2023	Oct. 31, 2023	Sep. 19, 2023	Jul. 17, 2023	Jun. 15, 2023	May 19, 2023	Apr. 26, 2023	Jan. 05, 2023	Dec. 23, 2022	Oct. 15, 2022	Sep. 15, 2022	Aug. 20, 2022	Aug. 16, 2022	Aug. 15, 2022	Aug. 13, 2022	Aug. 11, 2022	Aug. 10, 2022	Jul. 23, 2022	Jul. 15, 2022	Jun. 22, 2022	Jun. 05, 2022	May 30, 2022	May 16, 2022	May 10, 2022	May 05, 2022	Apr. 27, 2022	Dec. 10, 2021	Jun. 14, 2019	Jun. 03, 2019	Feb. 12, 2018	Apr. 30, 2024	Jan. 31, 2024	Dec. 31, 2023		Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Sep. 30, 2024	Jul. 31, 2024	Feb. 23, 2024	Jan. 05, 2024	Dec. 08, 2023	Dec. 01, 2023	Nov. 30, 2023	Nov. 10, 2023	Oct. 30, 2023	Apr. 30, 2023	Feb. 01, 2023	Dec. 15, 2022	Sep. 29, 2022	Sep. 28, 2022	Feb. 01, 2021	May 05, 2020
Short-Term Debt [Line Items]
Debt instrument face amount													$ 1,944,000
Notes payable							$ 3,911,446																																			$ 3,911,446									$ 3,911,446		$ 1,098,158
Exercise price																																																										$ 0.55
Debt instrument capital interest expense																																													$ 270,040		$ 136,367	$ 505,461		$ 213,720	593,383		183,567
Gain on extinguishment of debt																																																			(116,591,322)
Amortization of debt																																																532,991		70,997
Additional fund borrowed																																																775,167		$ 653,470	675,000
Long-Term Debt, Current Maturities			$ 5,435,232				3,911,446																																			3,911,446			5,435,232			5,435,232			3,911,446
Titan Holdings 2 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[1]		326,000				175,000																																			175,000			326,000			326,000			175,000
Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[2]		207,000				40,000																																			40,000			207,000			207,000			40,000
Glen Miller [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities			355,000	[3]			250,000	[3],[4]																																		250,000	[3],[4]		355,000	[3]		355,000	[3]		250,000	[3],[4]		[4]
Jeff Rizzo [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities			108,500	[5]			65,000	[5],[6]																																		65,000	[5],[6]		108,500	[5]		108,500	[5]		65,000	[5],[6]		[6]
Charles B Rizzo [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[7]		70,000																																										70,000			70,000
Titan Holdings 2 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[8]						175,000																																			175,000									175,000
Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[9]						40,000																																			40,000									40,000
Guarantee Fee Agreements [Member]
Short-Term Debt [Line Items]
Debt issuance costs					$ 3,010,000
Paycheck Protection Program Note Forgiveness [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																																																					$ 406,152	$ 406,152
Debt Instrument, Decrease, Forgiveness																																																					812,304
Titan Trucking LLC [Member] | Titan Holdings 2 [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																																											$ 175,000			$ 712,470
Debt instrument, interest rate																																																												13.00%				10.50%
Debt penalty charges							50,000
Additional fund borrowed			180,000
Titan Trucking LLC [Member] | Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Additional fund borrowed			170,439
Titan Trucking LLC [Member] | Glen Miller [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																																									$ 55,000						$ 250,000
Debt instrument late fees percentage																																																									10.00%						10.00%
Long-Term Debt, Current Maturities			250,000																																										250,000			250,000
Note original issue discount																																																									$ 5,000
Long-Term Debt			$ 55,000																																										$ 55,000			$ 55,000
Titan Trucking LLC [Member] | Jeff Rizzo [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																																													$ 65,000
Debt instrument, interest rate			10.00%																																										10.00%			10.00%
Additional fund borrowed			$ 43,500
Debt instrument late fees percentage																																																													10.00%
Titan Trucking LLC [Member] | Titan Holdings 2 [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																																											$ 175,000			$ 712,470
Debt instrument, interest rate																																																												13.00%				10.50%
Debt penalty charges							50,000
Additional fund borrowed							66,000
Titan Trucking LLC [Member] | Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Additional fund borrowed							40,000
Standard Waste Services LLC [Member]
Short-Term Debt [Line Items]
Notes payable					$ 2,859,898
Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock																																													$ 1,568,895			$ 1,568,895
Number of shares issued						42,220,000
Stock Issued During Period, Value, New Issues						$ 4,222,000
Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued													7,000,000
Series A Preferred Stock [Member] | Guarantee Fee Agreements [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues		$ 3,010,000
Series A Preferred Stock [Member] | Standard Waste Services LLC [Member]
Short-Term Debt [Line Items]
Number of shares issued					612,000
Stock Issued During Period, Value, New Issues					$ 8,568,000
Warrant [Member]
Short-Term Debt [Line Items]
Number of shares issued						8,444,000
Warrant [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Exercise price						$ 0.06
Stock Issued During Period, Value, New Issues						$ 4,222,000
Subsequent Event [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued		100
Keystone [Member]
Short-Term Debt [Line Items]
Notes payable	[10]		$ 240,000																																										$ 240,000			$ 240,000
Accrue interest rate			10.00%																																										10.00%			10.00%
Converted amount		$ 150,000
Keystone [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued					215,000
Keystone [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Exercise price		$ 0.06
Keystone [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Converted shares		15,134
Keystone [Member] | Subsequent Event [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Exchange shares		15,134
Keystone [Member] | Subsequent Event [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Converted shares		100
Michaelson Capital [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities			$ 2,107,090	[11]			2,307,090	[11],[12]																																		2,307,090	[11],[12]		$ 2,107,090	[11]		$ 2,107,090	[11]		2,307,090	[11],[12]		[12]
Michaelson Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Secured promissory note																	$ 3,017,090
Debt instrument, interest rate																	12.00%
Debt instrument monthly payment																	$ 35,000
Debt instrument monthly repayments																	250,000																							$ 600,000	$ 50,000	125,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities																																									22,571
Proceeds from Issuance of Preferred Stock and Preference Stock																																									50,000
Loan, Securitized or Asset-Backed Financing Arrangement, Principal Outstanding																	$ 3,017,090
Michaelson Capital [Member] | Standard Waste Services LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount			2,107,090																																										2,107,090			2,107,090
Debt instrument monthly repayments																																								500,000
Forbearance Fee																																								$ 100,000
Percentage of debt and captial securities																																								25.00%
Net proceeds																																								$ 6,000,000.0
Debt instrument capital interest expense																																																$ 65,357
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Cash [Member]
Short-Term Debt [Line Items]
Forbearance Fee																																								50,000
Michaelson Capital [Member] | Series B Preferred Stock [Member] | Standard Waste Services LLC [Member]
Short-Term Debt [Line Items]
Forbearance Fee																																								50,000
Number of shares issued																																																5,000
Michaelson Capital [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																																								$ 2,107,089
Debt instrument, interest rate																																																								16.00%
Forbearance Fee																																																							$ 457,089	$ 10,000
Michaelson Capital [Member] | Subsequent Event [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument monthly repayments																																								600,000	50,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities																																									22,571
Proceeds from Issuance of Preferred Stock and Preference Stock																																									$ 50,000
Michaelson Capital [Member] | Subsequent Event [Member] | Standard Waste Services LLC [Member]
Short-Term Debt [Line Items]
Debt instrument monthly repayments																																								500,000
Forbearance Fee																																								$ 100,000
Percentage of debt and captial securities																																								25.00%
Net proceeds																																								$ 6,000,000.0
Michaelson Capital [Member] | Subsequent Event [Member] | Standard Waste Services LLC [Member] | Cash [Member]
Short-Term Debt [Line Items]
Forbearance Fee																																								50,000
Michaelson Capital [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member] | Standard Waste Services LLC [Member]
Short-Term Debt [Line Items]
Forbearance Fee																																								$ 50,000
Loanbuilder [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities			47,252	[13]			91,096	[13],[14]																																		91,096	[13],[14]		47,252	[13]		$ 47,252	[13]		91,096	[13],[14]		[14]
Loanbuilder [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument monthly payment			1,545				1,545							$ 6,325																														$ 6,325
Debt instrument monthly repayments			6,046				6,046								$ 299,710
Gain on extinguishment of debt														$ 25,299																																					25,299
Loan Builder Three [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument monthly repayments															50,599
Individual Notes Payable [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities			25,000	[15]			25,000	[15],[16]																																		25,000	[15],[16]		25,000	[15]		25,000	[15]		25,000	[15],[16]		[16]
Individual Notes Payable [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																$ 25,000
Debt instrument, interest rate																																12.00%
Debt instrument, interest rate increases																																0.50%
Kabbage Loans [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[17]						9,344																																			9,344									9,344
Kabbage Loans [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount															77,748																																																				$ 120,800	$ 120,800
Debt instrument monthly payment															35,507
Debt instrument monthly repayments															3,658
Debt instrument capital interest expense															$ 4,077
Standard Waste Promissory Note (1) [Member]
Short-Term Debt [Line Items]
Debt issuance costs			245,469																																										245,469			245,469
Notes payable			500,000			$ 500,000																																							500,000			500,000
Debt instrument, maturity date					Jul. 15, 2024
Debt instrument, interest rate before the maturity						13.75%
Debt instrument, interest rate after the maturity						18.00%
accrued expenses			5,651																																										5,651			5,651
Amortization of debt																																																122,734
Additional charges						$ 100,000
Standard Waste Promissory Note (1) [Member] | Guarantee Fee Agreements [Member]
Short-Term Debt [Line Items]
Debt issuance costs			122,734																																										122,734			122,734
Standard Waste Promissory Note (1) [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Number of shares due						200,000
Standard Waste Promissory Note (2) [Member]
Short-Term Debt [Line Items]
Debt issuance costs			1,158,562																																										1,158,562			1,158,562
Notes payable				[18]	$ 2,359,898			[18]																																			[18]			[18]			[18]			[18]
Debt instrument, maturity date					May 15, 2027
accrued expenses			26,670																																										26,670			26,670
Amortization of debt																																																32,182
[custom:DebtInstrumentInterestRateStatedPercentageSecondYear-0]					14.75%
Debt instrument interest rate stated percentage third year					15.75%
Loans Payable			2,359,898																																										2,359,898			2,359,898
Standard Waste Promissory Note (2) [Member] | Guarantee Fee Agreements [Member]
Short-Term Debt [Line Items]
Debt issuance costs			1,126,380																																										1,126,380			1,126,380
Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 100,000
Debt instrument, interest rate						10.00%
Debt instrument late fees percentage						10.00%
Titan Holdings 5 [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Exercise price		$ 0.06
Class of Warrant or Right, Unissued		10,091
Titan Holdings 5 [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues		$ 10,091
Titan Holdings 5 [Member] | Subsequent Event [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Unissued		100
Glen Miller [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 50,000
Debt instrument, interest rate						10.00%
Debt instrument late fees percentage						10.00%
Glen Miller [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Exercise price		$ 0.06
Class of Warrant or Right, Unissued		5,045
Glen Miller [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues		$ 5,045
Glen Miller [Member] | Subsequent Event [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Unissued		100
Glen Miller [Member] | Subsequent Event [Member] | Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Unissued		5,045
Celli – Bridge Notes [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Exercise price		$ 0.06
Celli – Bridge Notes [Member] | Subsequent Event [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Exchange shares		20,183
Celli – Bridge Notes [Member] | Subsequent Event [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Exchange shares		100
WTI Global Inc [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[19]																																																				170,000
WTI Global Inc [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																																																		$ 170,000
Debt instrument, interest rate																																																																		7.00%
Peoples United [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[20]																																																				177,539
Peoples United [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																				$ 354,876
Debt instrument, interest rate																																				5.75%
Debt instrument monthly payment																																				$ 16,614
Mand T Bank [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[21]						133,072																																			133,072									133,072		121,927
Mand T Bank [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																		8.78%
Debt instrument monthly payment																		$ 13,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		$ 176,497
Daimler Truck [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																																						6.00%
Long-Term Debt, Current Maturities	[22]						53,429																																			53,429									53,429		74,873
Daimler Truck [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																						$ 160,601	$ 131,940
Debt instrument, interest rate																																							4.95%
Debt instrument monthly payment																																						$ 2,795	$ 2,487
Ascentium Capital [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[23]						195,519																																			195,519									195,519		152,467
Ascentium Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount									$ 220,202																					$ 311,795			$ 259,646	$ 250,000
Debt instrument, interest rate									10.58%																					5.36%			3.75%	5.82%
Debt instrument monthly payment									$ 4,742																					$ 5,935			$ 4,753	$ 4,812
Balboa Capital [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[24]						42,829																																			42,829									42,829		38,895
Balboa Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																								$ 230,482
Debt instrument, interest rate																								9.68%
Debt instrument monthly payment																								$ 4,860
Blue Bridge Financial [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[25]						11,733																																			11,733									11,733		10,394
Blue Bridge Financial [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																									$ 64,539
Debt instrument, interest rate																									12.18%
Debt instrument monthly payment																									$ 1,442
Channel Equipment Finance [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[26]						93,818																																			93,818									93,818
Channel Equipment Finance [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount											$ 84,000	$ 123,574
Debt instrument, interest rate											56.95%	16.69%
Debt instrument monthly payment											$ 7,448	$ 3,051
Financial Pacific [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[27]						33,006																																			33,006									33,006		29,187
Financial Pacific [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																			$ 95,127									$ 74,841
Debt instrument, interest rate																			7.49%									9.87%
Debt instrument monthly payment																			$ 1,906									$ 1,585
M 2 Equipment [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[28]						43,099																																			43,099									43,099		39,527
M 2 Equipment [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																										$ 230,000
Debt instrument, interest rate																										8.68%
Debt instrument monthly payment																										$ 4,739
Meridian Equipment [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																						$ 149,076
Debt instrument, interest rate																						9.32%
Debt instrument monthly payment																						$ 3,118
Navitas [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[29]						39,840																																			39,840									39,840		36,791
Navitas [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																											$ 210,000
Debt instrument, interest rate																											7.99%
Debt instrument monthly payment																											$ 4,257
Signature [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																				$ 191,250									$ 284,951
Debt instrument, interest rate																				8.25%									6.93%
Debt instrument monthly payment																				$ 3,901									$ 4,849
Trans Lease [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[30]						44,657																																			44,657									44,657		40,524
Trans Lease [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																					$ 210,750
Debt instrument, interest rate																					9.75%
Debt instrument monthly payment																					$ 4,838
Verdant [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																			$ 241,765
Debt instrument, interest rate																	12.00%																		6.25%
Debt instrument monthly payment																																			$ 4,702
Western Equipment [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																							$ 240,726
Debt instrument, interest rate																							8.93%
Debt instrument monthly payment																							$ 4,989
Amur Equipment Finance [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[31]						33,465																																			33,465									33,465
Amur Equipment Finance [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount										$ 223,428
Debt instrument, interest rate										14.14%
Debt instrument monthly payment										$ 5,215
Baxter Credit Union [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																8.50%
Long-Term Debt, Current Maturities	[32]
Debt Instrument, Issued, Principal																$ 99,995
Collateralized Loans [Member]
Short-Term Debt [Line Items]
Debt																															$ 3,300,000
Debt instrument face amount			7,300,000				3,491,925																																			3,491,925			7,300,000			7,300,000			3,491,925
Weighted average interest rate																															9.74%
Debt instrument, maturity date description																															August 2024 to December 2030
Debt issuance costs																															$ 1,611,969
Long-Term Debt, Current Maturities	[33]		$ 2,353,577				$ 970,301																																			$ 970,301			$ 2,353,577			$ 2,353,577			$ 970,301
Promissory Note [Member] | Celli – Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 200,000
Debt instrument, interest rate						10.00%
Debt instrument late fees percentage						10.00%
Promissory Note [Member] | WTI Global Inc [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																																																																	2.254%
Loan Agreement Three [Member] | Daimler Truck [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																					$ 155,740
Debt instrument, interest rate																																					6.00%
Debt instrument monthly payment																																					$ 2,762

[1]	On April 30, 2023, Titan Trucking signed a promissory note (the “Titan Holdings 2 Note”) with Titan Holdings 2, LLC (“Titan Holdings 2”), a stockholder of the Company. The promissory note matures on March 31, 2028. On November 10, 2023, Titan Trucking and Titan Holdings 2 agreed to a restated promissory note (together the two notes are the “Titan Holdings 2 Note”). The Titan Holdings 2 Note has a principal amount of $712,470. The interest rate was 10.5% for the period of April 30, 2023 through November 30, 2023 and increased to 13.00% commencing on December 1, 2023. Accrued interest is required to be paid on a monthly basis and all outstanding principal owed is due five years commencing after the signing of the restated promissory note. Titan Trucking was also required to make a one-time principal payment of $175,000 on or before December 8, 2023, and because all outstanding interest and principal was not repaid by December 31, 2023, an additional $50,000 penalty charge was added to the outstanding principal owed.
[2]	On December 31, 2023, Titan Trucking and a stockholder of the Company agreed to an informal agreement (the “Titan Holdings 5 Note”) to borrow funds from the stockholder as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of June 30, 2024, Titan had borrowed $170,439 in additional funding.
[3]	On October 30, 2023, Titan Trucking and the Company’s CEO, Glen Miller (“Miller”), agreed to a promissory note for a principal amount of $250,000. The promissory note is non-interest bearing and to be repaid within 30 days of the Company’s receipt of bridge funding. The note also features a provision stating Titan Trucking will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity. The promissory note currently has an outstanding balance of $250,000 and as of June 30, 2024 is in default.
[4]	On October 30, 2023, the Company and its CEO, Glen Miller, agreed to a promissory note for a principal amount of $
[5]	On November 30, 2023, the Company and its COO, Jeff Rizzo (“Rizzo”), agreed to a promissory note for a principal amount of $65,000. The promissory note has an interest rate of 10% and a maturity date of June 30, 2024. The note also features a provision stating the Company will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity.
[6]	On November 30, 2023, the Company and its COO, Jeff Rizzo, agreed to a promissory note for a principal amount of $
[7]	Titan has an informal agreement with Charles B. Rizzo (“C. Rizzo”) to continually borrow from C. Rizzo as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of June 30, 2024, Titan had borrowed $70,000 in additional funding.
[8]	On April 30, 2023, the Company signed a promissory note (the “Titan Holdings 2 Note”) with Titan Holdings 2, LLC (“Titan Holdings 2”), a stockholder of the Company. On November 10, 2023 Titan Trucking and Titan Holdings 2 agreed to a restated promissory note (together the two notes are the “Titan Holdings 2 Note”). The Titan Holdings 2 Note has a principal amount of $
[9]	On December 31, 2023, the Company and a stockholder of the Company agreed to an informal agreement (the “Titan Holdings 5 Note”) to borrow funds from the stockholder as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of December 31, 2023, Titan had borrowed $
[10]	During the six months ended June 30, 2024, there were three note payable agreements executed between the Company and Keystone Capital Partners, LLC for an aggregate amount of $
[11]	On January 5, 2023, the Company completed its asset acquisition of the Recoup Digester Assets and as part of the consideration, assumed the liabilities of a $3,017,090 Secured Promissory Note owed to Michaelson Capital Special Finance Fund II, L.P. (“Michaelson”). The Company and Michaelson agreed to amend and restate the Secured Promissory Note, as well as sign a related Forbearance Agreement (together known as the “Michaelson Note”). The Michaelson Note originally had a 12% per annum interest rate. The Michaelson Note has the following terms: (1) the Company was to make monthly interest payments for the interest amounts owed, (2) the Company was to make monthly principal payments of $35,000, (3) the Company was to make a $250,000 principal repayment due as of December 31, 2023, and (4) the Company was to repay all other outstanding amounts owed by December 31, 2023. The Michaelson Note also includes a provision granting Michaelson a security interest and lien on all of the Company’s assets as collateral.
[12]	On January 5, 2023, the Company completed its asset acquisition of the Recoup Digester Assets and as part of the consideration the Company paid for such assets, the Company assumed the liabilities of a
[13]	Between January 14, 2022 and July 6, 2022, the Company signed four loan agreements with the Loanbuilder Service of Paypal, Inc (the “Loanbuilder Notes”). Three of the four Loanbuilder Notes had entered into settlement agreements prior to May 19, 2023. The remaining note (“Loanbuilder – 3”) was in default on May 19, 2023. On May 19, 2023, the outstanding liabilities owed under all the Loanbuilder Notes was $299,710, inclusive of $50,599 owed due to Loanbuilder – 3.
[14]	Between January 14, 2022 and July 6, 2022, the Company signed four loan agreements with the Loanbuilder service of Paypal, Inc (the “Loanbuilder Notes”). Three of the four Loanbuilder Notes were settled prior to May 19, 2023. The remaining note (“Loanbuilder – 3”) was in default on May 19, 2023. On May 19, 2023, the outstanding liabilities owed due to the Loanbuilder Notes was $
[15]	On May 16, 2022, the Company issued a $25,000 promissory note (the “Individual #1 Note”) with an individual private investor. The Individual Note has an annual interest rate of 12% per annum and matured on December 31, 2023, at which time all principal and accrued interest is owed. The Individual #1 Note is in default and therefor incurs additional interest of 0.5% on all outstanding principal and interest owed.
[16]	On May 16, 2022, the Company issued a $
[17]	On September 28, 2022 and September 29, 2022, the Company agreed to two Kabbage Funding Loan Agreements (together known as the “Kabbage Loans”) owed to American Express National Bank. The Kabbage Loans had an initial principal value of $
[18]	On May 31, 2024 the Company entered into a promissory note agreement with Dominic and Sharon Campo for $
[19]	On December 15, 2022, Titan Trucking entered into a $
[20]	On December 10, 2021, Titan Trucking entered into a collateralized loan agreement for $
[21]	Titan Trucking entered into a collateralized loan on December 23, 2022 with M&T Bank which matures on February 23, 2025. The loan has an interest rate of
[22]	On February 12, 2018, Titan Trucking entered into a collateralized loan agreement with Daimler Trucks for $
[23]	On May 5, 2022, Titan Trucking entered into an equipment financing agreement with Ascentium Capital for $
[24]	On August 13, 2022, Titan Trucking entered into a collateralized loan agreement with Balboa Capital for $
[25]	On August 11, 2022, Titan Trucking entered into an equipment finance agreement with Blue Bridge Financial for $
[26]	On September 19, 2023, Titan Trucking entered into a business advance finance agreement with Channel Equipment Finance for $
[27]	On July 15, 2022, Titan Trucking entered into an equipment financing agreement with Financial Pacific for $
[28]	On August 10, 2022, Titan Trucking entered into an equipment financing agreement with M2 Equipment for $
[29]	On July 23, 2022, Titan Trucking entered into an equipment financing agreement with Navitas for $
[30]	On August 20, 2022, Titan Trucking entered into a collateralized loan agreement with Trans Lease, Inc. for $
[31]	On November 8, 2023, Titan Trucking entered into an equipment financing agreement with Amur Equipment Finance for $
[32]	The Company signed a revolving loan with Baxter Credit Union, which was renewed on April 26, 2023, with a principal liability of $
[33]	The May 30, 2022 acquisition of Standard included the assumption of approximately $3.3 million of debt obligations associated with the fleet of equipment. The Company also had existing collateralized debt of $3,491,925 outstanding at December 31, 2023. The aggregated debt as of June 30, 2024 has $7.3 million of outstanding principal and is made up of installment notes with a weighted average interest rate of 9.74%, due in monthly installments with final maturities at various dates ranging from August 2024 to December 2030, secured by related equipment. The Company entered into a Guarantee Fee Agreement pursuant to which certain outstanding indebtedness owed by the Company to the sellers of Standard is guaranteed. A total of $1,611,969 of debt issuance costs were recorded in relation to the Guaranty Fee Agreement for the collateralized loans. As of June 30, 2024, collateralized installment loans with an aggregate principal amount of approximately $56,000 had passed their maturity date and were in default.